Financial Income and Expenses - Summary Of Details About Financial Income Expenses Net (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Fair value gain on financial investments	€ 122	€ 1,932	€ 1,127
Fair Value of derivative	0	0	191
Other finance income	411	13	154
Total financial income	533	1,945	1,472
Financial expenses
Interest and fees on bank loans	16,097	19,957	13,791
Interest on leases	1,739	1,911	1,341
Fair value of derivative	55	101	0
Financial expenses from provisions update	29	1,669	0
Other finance costs	0	42	115
Total financial expenses	€ 17,920	€ 23,680	€ 15,247